FINANCIAL OBLIGATIONS - Borrowings from development entities - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Amount of financial obligations with development entities	$ 3,854,907	$ 3,104,889
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Amount of financial obligations with development entities	4,241,367	3,214,706
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Amount of financial obligations with development entities	$ 115,908	$ 12,563